INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carry-forwards	$ 2,732,000
Increase in valuation allowance	$ 1,003,500	$ 337,800
Federal corporate tax rate	21.00%	21.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal corporate tax rate	35.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal corporate tax rate	21.00%